ACQUISITIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 10, 2022	Jun. 29, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Gross profit Royalty from sales percentage		10.00%			86.00%		10.00%
Paying Approximate amount for properties	$ 1,700,000
Down payment for properties	$ 10,000
Preferred shares		500,000			500,000		500,000
Revenue			$ 923,251	$ 2,052,817	$ 3,007,866	$ 6,145,465	$ 7,836,579	$ 10,029,579
Net loss			(257,548)	(1,245,019)	(3,093,608)	(11,352,944)	(21,749,920)	(4,095,507)
Net loss from discontinued operations			$ 233,740	$ 0	$ 125,544	$ 0
Total common stock issued					4,658,318
Customer Base [Member]
Description of merger agreement	On May 10, 2022, as part of a “Smart City” concept and to utilize its telecommunications expertise, the Company entered into Real Estate Sales Agreements to acquire approximately 135 acres of land in Tuskegee				Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock
IST [Member]
Gross profit Royalty from sales percentage					85.00%
Preferred shares					500,000
Revenue		$ 526,583			$ 1,090,047		$ 526,583	$ 0
Net loss		$ (104,358)			(557)
Net loss from discontinued operations					(557)
Gain from disposal of discontinued operations					$ 126,101